STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) - USD ($)	Unallocated Reserve Number of Units	Unallocated Reserve	Trust Corpus	Total
BALANCE at Jan. 31, 2013		$ 1,182,222	$ 3
BALANCE (in units) at Jan. 31, 2013	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income				$ 21,056,289
BALANCE at Jan. 31, 2014		984,094	3
BALANCE (in units) at Jan. 31, 2014	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income				24,767,848
BALANCE at Jan. 31, 2015		1,611,124	3	3
BALANCE (in units) at Jan. 31, 2015	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income				8,558,841
BALANCE at Jan. 31, 2016		$ 8,989,164	$ 3	$ 3
BALANCE (in units) at Jan. 31, 2016	13,120,010